Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0002083843
Registrant Name	Student Living EduVation (Holdings) Corp
Registration File Number	333-292442
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A